Investment Objectives and Goals	Jul. 28, 2025
Solana Etf
Prospectus [Line Items]
Risk/Return [Heading]	Solana ETF
2x Solana ETF
Prospectus [Line Items]
Risk/Return [Heading]	2x Solana ETF